Document and Entity Information	Jun. 04, 2024
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001805890
Document Type	8-K
Document Period End Date	Jun. 04, 2024
Entity Registrant Name	Fusion Pharmaceuticals Inc.
Entity Incorporation State Country Code	Z4
Entity File Number	001-39344
Entity Address, Address Line One	270 Longwood Rd., S.
Entity Address, City or Town	Hamilton
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L8P 0A6
City Area Code	(289)
Local Phone Number	799-0891
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, no par value per share
Trading Symbol	FUSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false